Income Taxes - Summary of Valuation Allowance (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Valuation allowance:
Balance at beginning of fiscal year	$ 5,757,984	$ 5,185,404	$ 6,057,516
Additions (reversals)	1,454,938	414,756	(993,431)
Exchange realignment	(46,517)	157,824	121,319
Balance at end of fiscal year	$ 7,166,405	$ 5,757,984	$ 5,185,404